U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

August 22, 2011

VIA EDGAR TRANSMISSION

Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
on behalf of the Hodges Mutual Funds

Dear Mr. Minore:

This correspondence is being filed in response to your July 25, 2011 comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC, regarding the Trust’s preliminary Proxy Statement filed Schedule 14A (PRE14A).  PRE14A was filed pursuant to Rule 14a-6 of Regulation 14A under the Securities Exchange Act of 1934.  Accompanying this correspondence is the definitive Proxy Statement (DEF14A).  This DEF14A completes any missing information from the PRE14A and reflects any revisions made in response to your comments as noted below.  The DEF14A will be mailed to shareholders on or around August 15, 2011 to seek shareholder approval on a new investment advisory agreement as a result of an upcoming change in control of the investment adviser.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

1.
Please clearly state within the Proxy Statement whether Don Hodges’ transfer of control to the voting trust will be for any value or consideration.  If the transfer will not be for any value or consideration, state so.  If the transfer will be for value, then it will be considered a “sale” under Section 15(f) of the Investment Company Act of 1940 and those factors should be addressed in the Proxy Statement.

Per confirmation from Hodges Capital Management, Inc. (the Adviser), the transfer of Don Hodges’ control to the voting trust will not be for any value or consideration.  The Trust will state that fact in the Proxy Statement.

2.
Page 7 of the Proxy Statement lists the expense caps for each Fund.  Please consider adding additional disclosure to the table reflecting the impact of acquired fund fees and expenses to the expense caps.

The Trust responds by adding a footnote to the referenced table as follows:

For the fiscal year ended March 31, 2011, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Institutional Class of the Hodges Small Cap Fund was 1.16% and for the Retail Classes of the Hodges Small Cap Fund, Hodges Blue Chip 25 Fund, Hodges Equity Income Fund, and Hodges Pure Contrarian Fund, was 1.41%, 1.31%, 1.31% and 1.41%, respectively as a result of acquired fund fees and expenses, which are not included in the Expense Caps.

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I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards, Esq.
Secretary of Professionally Managed Portfolios

cc:           Domenick Pugliese, Esq., Paul, Hastings Janofsky, & Walker LLP